Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (33,047,000)	$ (18,959,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	(396,000)	0
Depreciation and amortization	7,919,000	7,280,000
Stock-based compensation expense	1,699,000	786,000
Provision for excess and obsolete inventories	265,000	0
Impairment of intangible assets	7,164,000	0
Loss on disposals of property and equipment	0	24,000
Unrealized loss (gain) on marketable securities	58,000	(67,000)
Accretion of convertible notes, net	369,000	0
Accretion of Kinduct deferred payout	451,000	543,000
Amortization of debt discount and debt issuance costs	371,000	249,000
Deferred income taxes	(308,000)	(1,037,000)
Loss on revaluation of debt	300,000	0
Loss on debt extinguishment	646,000	0
Debt issuance costs	2,389,000	0
Unrealized gain on non-marketable equity securities	(285,000)	0
Gain from dissolution of TDI entity	0	(665,000)
Gain on forgiveness of PPP loan	0	(612,000)
Changes in operating assets and liabilities:
Accounts payable	564,000	1,157,000
Accounts receivable	(2,351,000)	(1,100,000)
Inventories	(1,330,000)	(2,185,000)
Government subsidy receivable	(1,416,000)	0
Prepaid expenses and other assets	182,000	3,342,000
Other assets	(31,000)	28,000
Other receivables	0	1,086,000
Accrued expenses and other liabilities	793,000	(1,189,000)
Deferred revenue	1,431,000	401,000
Other liabilities	13,000	159,000
Net cash used in operating activities	(14,550,000)	(10,759,000)
Cash Flows from Investing Activities:
Purchase of intangibles	(153,000)	0
Proceeds from licensing of IP - MEMSIC	0	9,686,000
Purchases of property and equipment	(600,000)	(1,877,000)
Net cash used in investing activities	(753,000)	7,809,000
Cash Flows from Financing Activities:
Proceeds from term loans and revolving line of credit, net	547,000	8,298,000
Net proceeds from Pre-Close Notes	25,000,000	0
Payment of debt issuance costs	(1,534,000)	(118,000)
Repayment of loans using proceeds from Pre-Close Notes	(9,549,000)	0
Proceeds from issuance of convertible notes	4,873,000	0
Principal payments of loans	(346,000)	(14,893,000)
Payment of deferred payout to Kinduct sellers (Note 17)	(1,000,000)	0
Costs incurred on issuance of Series E preferred stock		(30,000)
Payment of debt extinguishment costs	(470,000)	0
Payment of equity issuance costs in advance of offering	(990,000)	0
Proceeds from the exercise of stock options	1,659,000	58,000
Net cash provided by financing activities	18,190,000	(6,685,000)
Effect of foreign exchange rate changes on cash and equivalents	281,000	(40,000)
Net increase in cash	3,168,000	(9,675,000)
Cash—beginning of the year	11,166,000	20,841,000
Cash—end of the year	14,334,000	11,166,000
Supplemental Cash Flow Information [Abstract]
Extinguishment of deferred underwriting commissions allocated to Public Shares	11,029,200	0
Accretion of Series D-1 convertible preferred Stock	2,684,000	2,511,000
Issuance of convertible notes in exchange for Kinduct deferred payout	1,148,000	0
Right-of-use assets obtained in exchange for operating lease liabilities	4,280,000	0
Debt and equity issuance costs financed through accounts payable or accrued liabilities	3,989,000	0
Distribution of equity shares to TDI NCI	0	499,000
Issuance of warrants to lender	18,000	225,000
Cash paid for interest	1,051,000	863,000
Cash paid for taxes, net of refunds	217,000	956,000
PATHFINDER ACQUISITION CORPORATION [Member]
Cash Flows from Operating Activities:
Net income (loss)	(216,565)	7,973,301
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	(3,870,000)	(9,997,500)
Gain from settlement of deferred underwriting commissions allocated to derivative warrant liabilities	(345,800)
Offering costs associated with derivative warrant liabilities		575,330
Income from investments held in Trust Account	(3,607,935)	(28,452)
Changes in operating assets and liabilities:
Prepaid expenses	630,832	(696,426)
Accounts payable	100,350	200,984
Accrued expenses	6,614,436	235,566
Net cash used in operating activities	(694,682)	(1,737,197)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(325,000,000)
Net cash used in investing activities		(325,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	750,000	392,358
Repayment of note payable to related party		(129,181)
Proceeds received from initial public offering		325,000,000
Proceeds received from private placement		8,500,000
Offering costs paid		(7,004,763)
Net cash provided by financing activities	750,000	326,758,414
Net increase in cash	55,318	21,217
Cash—beginning of the year	21,217
Cash—end of the year	76,535	21,217
Supplemental Cash Flow Information [Abstract]
Offering costs included in accrued expenses		70,000
Offering costs paid by related party under promissory note		47,937
Deferred underwriting commissions in connection with the initial public offering		11,375,000
Accretion of Series D-1 convertible preferred Stock		$ 27,827,372